Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2023
Accumulated other comprehensive income
18. Accumulated other comprehensive income
The below table presents the changes in AOCI after income tax for the fiscal years ended March 31, 2022 and March 31, 2023.

	AFS debt securities		Foreign currency translation reserve		Total

	(In millions)

Balance, March 31, 2021	Rs.	25,212.9	Rs.	1,973.4	Rs.	27,186.3
Net unrealized gain/(loss) arising during the period		(36,088.6)		1,297.5		(34,791.1)
Amounts reclassified to income		(10,187.7)		—		(10,187.7)

Balance, March 31, 2022	Rs.	(21,063.4)	Rs.	3,270.9	Rs.	(17,792.5)

	AFS debt securities		Foreign currency translation reserve		Total

	(In millions)
Balance, March 31, 2022	Rs.	(21,063.4)	Rs.	3,270.9	Rs.	(17,792.5)
Net unrealized gain/(loss) arising during the period		(52,522.8)		3,378.5		(49,144.3)
Amounts reclassified to income		(1,336.9)		—		(1,336.9)
Balance, March 31, 2023	Rs.	(74,923.1)	Rs.	6,649.4	Rs.	(68,273.7)

Balance, March 31, 2023	US$	(911.6)	US$	80.9	US$	(830.7)

The below table presents the reclassification out of AOCI by income line item and the related income tax effect for the fiscal years ended March 31, 2022 and March 31, 2023.

	As of March 31,
	2022		2023		2023

	(In millions)

AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	Rs.	(10,699.4)	Rs.	(1,857.5)	US$	(22.7)
Allowance on AFS debt securities		(2,915.1)		70.9		0.9

Total before income tax	Rs.	(13,614.5)	Rs.	(1,786.6)	US$	(21.8)
Income tax		3,426.8		449.7		5.5

Net of income tax	Rs.	(10,187.7)	Rs.	(1,336.9)	US$	(16.3)